Cash and Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 717,264	$ 736,114
Restricted cash - current	1,962	46,967
Total	$ 719,226	$ 783,081	$ 978,381	$ 772,966